Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Schedule of analysis of business segment information and reconciliation

		North
	North American	American Data	Western	Other	Corporate and
	Records & Information	Management	European	International	Other	Total
	Management Business	Business	Business	Business	Business	Consolidated
2012
Total Revenues	$1,780,299	$404,253	$454,347	$352,345	$12,711	$3,003,955
Depreciation and Amortization	163,375	17,841	58,603	44,790	31,735	316,344
Depreciation	151,471	17,034	48,933	31,560	31,600	280,598
Amortization	11,904	807	9,670	13,230	135	35,746
Adjusted OIBDA	670,355	245,208	102,324	71,296	(178,266)	910,917
Total Assets(1)	3,543,166	644,952	1,079,972	774,078	316,171	6,358,339
Expenditures for Segment Assets	138,837	26,243	54,904	136,456	38,249	394,689
Capital Expenditures	98,169	13,106	34,341	56,818	38,249	240,683
Cash Paid for Acquisitions, Net of Cash Acquired	21,770	6,356	19,405	77,603	-	125,134
Additions to Customer Relationship and Acquisition Costs	18,898	6,781	1,158	2,035	-	28,872
2013
Total Revenues	1,769,233	396,519	448,542	397,057	13,272	3,024,623
Depreciation and Amortization	165,097	19,956	55,238	50,247	31,499	322,037
Depreciation	150,557	19,652	45,799	35,480	31,368	282,856
Amortization	14,540	304	9,439	14,767	131	39,181
Adjusted OIBDA	652,575	237,380	123,939	82,064	(201,377)	894,581
Total Assets(1)	3,687,865	690,507	1,093,105	922,307	259,221	6,653,005
Expenditures for Segment Assets	319,419	20,678	42,191	176,712	75,586	634,586
Capital Expenditures	96,545	12,929	32,478	69,757	75,586	287,295
Cash Paid for Acquisitions, Net of Cash Acquired	205,251	6,791	3,028	102,030	-	317,100
Additions to Customer Relationship and Acquisition Costs	17,623	958	6,685	4,925	-	30,191
2014
Total Revenues	1,795,361	390,207	460,535	458,010	13,580	3,117,693
Depreciation and Amortization	177,097	21,770	55,028	64,657	34,591	353,143
Depreciation	158,122	21,458	46,341	44,063	34,573	304,557
Amortization	18,975	312	8,687	20,594	18	48,586
Adjusted OIBDA	698,719	226,396	134,775	80,116	(214,209)	925,797
Total Assets(1)	3,657,366	653,275	988,084	1,001,558	270,059	6,570,342
Expenditures for Segment Assets	198,651	24,387	48,564	185,203	67,659	524,464
Capital Expenditures	145,199	18,076	39,915	92,553	66,181	361,924
Cash Paid for Acquisitions, Net of Cash Acquired	26,450	5,863	4,864	90,916	-	128,093
Additions to Customer Relationship and Acquisition Costs	27,002	448	3,785	1,734	1,478	34,447

(1)	Excludes all intercompany receivables or payables and investment in subsidiary balances.

Schedule of reconciliation of Adjusted OIBDA to income from continuing operations before provision (benefit) for income taxes on a consolidated basis

	Year Ended December 31,
	2012	2013	2014
Adjusted OIBDA	$ 910,917	$ 894,581	$ 925,797
Less: Depreciation and Amortization	316,344	322,037	353,143
(Gain) Loss on Disposal/Write-down of Property, Plant and Equipment (Excluding Real Estate), Net	4,661	430	1,065
REIT Costs(1)	34,446	82,867	22,312
Interest Expense, Net	242,599	254,174	260,717
Other Expense (Income), Net	16,062	75,202	65,187
Income (loss) from Continuing Operations before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate	$ 296,805	$ 159,871	$ 223,373

(1)

Includes costs associated with our 2011 proxy contest, the previous work of the former Strategic Review Special Committee of the board of directors and costs associated with our conversion to a REIT, excluding REIT compliance costs beginning January 1, 2014 which we expect to recur in future periods (“REIT Costs”).

Schedule of operations in different geographical areas

	Year Ended December 31,
	2012	2013	2014
Revenues:
United States	$ 1,948,679	$ 1,938,307	$ 1,967,169
United Kingdom	290,044	275,343	280,020
Canada	248,583	240,716	231,979
Other International	516,649	570,257	638,525
Total Revenues	$ 3,003,955	$ 3,024,623	$ 3,117,693
Long-lived Assets:
United States	$ 3,359,560	$ 3,645,211	$ 3,619,396
United Kingdom	529,336	520,255	474,748
Canada	445,699	413,821	409,278
Other International	999,652	1,140,111	1,149,201
Total Long-lived Assets	$ 5,334,247	$ 5,719,398	$ 5,652,623

Schedule of revenues by product and service lines

	Year Ended December 31,
	2012	2013	2014
Revenues:
Records Management(1)(2)	$ 2,211,101	$ 2,244,494	$ 2,329,546
Data Management(1)(3)	524,627	527,091	531,516
Information Destruction(1)(4)	268,227	253,038	256,631
Total Revenues	$ 3,003,955	$ 3,024,623	$ 3,117,693

(1)

Each of the offerings within our product and service lines has a component of revenue that is storage rental related and a component that is service revenues, except the Destruction service offering, which does not have a storage component.

(2)

Includes Business Records Management, Compliant Records Management and Consulting Services, DMS, Fulfillment Services, Health Information Management Solutions, Energy Data Services, Dedicated Facilities Management and Technology Escrow Services.

(3)	Includes Data Protection & Recovery Services and Entertainment Services.

(4)	Includes Secure Shredding and Compliant Information Destruction.